Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Centro De Compensacion Automatizado S. A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	$ 7,438	$ 5,087
Non-current assets	3,696	3,463
Total Assets	11,134	8,550
Current liabilities	2,534	1,947
Non-current liabilities	418	139
Total Liabilities	2,952	2,086
Equity	8,182	6,464
Minority interest
Total Liabilities and Equity	11,134	8,550
Associate’s revenue and profit
Operating income	4,519	3,384
Operating expenses	(2,066)	(2,229)
Other income (expenses)	(42)	(13)
Income (loss) before taxes	2,411	1,142
Income tax	(601)	(261)
Net income for the year	1,810	881
Soc. Operadora De La Camara De Compensacion De Pagos De Alto Valor S. A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	5,190	6,019
Non-current assets	1,968	1,353
Total Assets	7,158	7,372
Current liabilities	516	769
Non-current liabilities	206	313
Total Liabilities	722	1,082
Equity	6,436	6,290
Minority interest
Total Liabilities and Equity	7,158	7,372
Associate’s revenue and profit
Operating income	3,623	3,386
Operating expenses	(3,495)	(3,348)
Other income (expenses)	68	159
Income (loss) before taxes	196	197
Income tax	(6)	(4)
Net income for the year	190	193
Soc. Operadora De Tarjetas De Credito Nexus S.a. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	10,687	9,586
Non-current assets	8,523	21,561
Total Assets	19,210	31,147
Current liabilities	6,957	7,951
Non-current liabilities	3,627	5,521
Total Liabilities	10,584	13,472
Equity	8,626	17,675
Minority interest
Total Liabilities and Equity	19,210	31,147
Associate’s revenue and profit
Operating income	45,137	49,944
Operating expenses	(44,326)	(49,699)
Other income (expenses)	(13,339)	(304)
Income (loss) before taxes	(12,528)	(59)
Income tax	3,477	75
Net income for the year	(9,051)	16
Sociedad Interbancaria De Depositos De Valores S. A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	140	113
Non-current assets	5,700	4,961
Total Assets	5,840	5,074
Current liabilities	314	263
Non-current liabilities
Total Liabilities	314	263
Equity	5,526	4,811
Minority interest
Total Liabilities and Equity	5,840	5,074
Associate’s revenue and profit
Operating income	10	15
Operating expenses	(41)	(57)
Other income (expenses)	1,060	903
Income (loss) before taxes	1,029	861
Income tax	1
Net income for the year	1,030	861
Redbanc S. A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	7,123	7,047
Non-current assets	18,361	16,366
Total Assets	25,484	23,413
Current liabilities	6,997	7,688
Non-current liabilities	9,824	6,504
Total Liabilities	16,821	14,192
Equity	8,663	9,221
Minority interest
Total Liabilities and Equity	25,484	23,413
Associate’s revenue and profit
Operating income	36,111	38,024
Operating expenses	(36,683)	(36,693)
Other income (expenses)	(364)	(195)
Income (loss) before taxes	(936)	1,136
Income tax	292	(270)
Net income for the year	(644)	866
Transbank S.a. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	893,293	1,118,388
Non-current assets	112,844	99,060
Total Assets	1,006,137	1,217,448
Current liabilities	937,137	1,130,800
Non-current liabilities	1,663	3,981
Total Liabilities	938,800	1,134,781
Equity	67,337	82,667
Minority interest
Total Liabilities and Equity	1,006,137	1,217,448
Associate’s revenue and profit
Operating income	463,087	222,912
Operating expenses	(417,401)	(133,128)
Other income (expenses)	(68,833)	(72,143)
Income (loss) before taxes	(23,147)	17,641
Income tax	6,477	(4,239)
Net income for the year	(16,670)	13,402
Administrador Financiero Del Transantiago S. A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	49,239	54,120
Non-current assets	602	592
Total Assets	49,841	54,712
Current liabilities	30,670	34,234
Non-current liabilities		1,304
Total Liabilities	30,670	35,538
Equity	19,171	19,174
Minority interest
Total Liabilities and Equity	49,841	54,712
Associate’s revenue and profit
Operating income	3,836	3,707
Operating expenses	(2,195)	(2,224)
Other income (expenses)	809	979
Income (loss) before taxes	2,450	2,462
Income tax	(506)	(514)
Net income for the year	1,944	1,948
Sociedad Imerc Otc S. A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	22,796	21,585
Non-current assets	5,391	8,216
Total Assets	28,187	29,801
Current liabilities	13,843	16,789
Non-current liabilities	2,088	533
Total Liabilities	15,931	17,322
Equity	12,248	12,470
Minority interest	8	9
Total Liabilities and Equity	28,187	29,801
Associate’s revenue and profit
Operating income	6,044	6,291
Operating expenses	(6,268)	(5,725)
Other income (expenses)	91	179
Income (loss) before taxes	(133)	745
Income tax	(59)	(267)
Net income for the year	(192)	478
Associates [member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	995,906	1,221,945
Non-current assets	157,085	155,572
Total Assets	1,152,991	1,377,517
Current liabilities	998,968	1,200,441
Non-current liabilities	17,826	18,295
Total Liabilities	1,016,794	1,218,736
Equity	136,189	158,772
Minority interest	8	9
Total Liabilities and Equity	1,152,991	1,377,517
Associate’s revenue and profit
Operating income	562,367	327,663
Operating expenses	(512,475)	(233,103)
Other income (expenses)	(80,550)	(70,435)
Income (loss) before taxes	(30,658)	24,125
Income tax	9,075	(5,480)
Net income for the year	$ (21,583)	$ 18,645